Financial risk management - Sensitivity Analysis to Reasonable Possible Change in Exchange Rates (Details) - Currency risk - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rates	10.00%	10.00%	10.00%
Decrease in exchange rates	(10.00%)	(10.00%)	(10.00%)
Effect on result before tax if exchange rates increase	SFr 4,468	SFr 4,718	SFr 5,904
Effect on result before tax if interest rates decrease	SFr (4,468)	SFr (4,718)	SFr (5,904)
EUR Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rates	10.00%	10.00%	10.00%
Decrease in exchange rates	(10.00%)	(10.00%)	(10.00%)
Effect on result before tax if exchange rates increase	SFr 291	SFr 479	SFr 1,252
Effect on result before tax if interest rates decrease	SFr (291)	SFr (479)	SFr (1,252)